Investments (Restricted Commercial Mortgage Loans By Geographic Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 413	$ 509
Allowance for losses	(2)	(2)
% of total	100.00%	100.00%
Total	411	507
South Atlantic
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	146	189
% of total	35.00%	37.00%
Pacific
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	74	90
% of total	18.00%	18.00%
Middle Atlantic
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	65	70
% of total	16.00%	14.00%
East North Central
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	42	51
% of total	10.00%	10.00%
Mountain
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	28	32
% of total	7.00%	6.00%
East South Central
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	28	31
% of total	7.00%	6.00%
West North Central
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	17	32
% of total	4.00%	6.00%
West South Central
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	12	13
% of total	3.00%	3.00%
New England
Distribution Of Restricted Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 1	$ 1